Share-Based Compensation - Compensation Expense Included in Non-Interest Expense Related to Restricted Stock Grants (Detail) (Restricted Stock [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to restricted stock	$ 9,932	$ 8,593	$ 8,035